FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Collateral for derivatives (Details) - Derivative financial instruments - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Collateral granted	$ 2,326,977	$ 1,143,266
Collateral received	$ 795,628	$ 655,176